Document And Entity Information	3 Months Ended
Mar. 31, 2026
Document Information Line Items
Entity Central Index Key	0001009891
Document Type	S-4
Entity Registrant Name	AIR INDUSTRIES GROUP
Entity Incorporation, State or Country Code	NV
Entity Tax Identification Number	80-0948413
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Amendment Flag	false